                                                               FILE NO. 33-11351
                                                   FILED PURSUANT TO RULE 497(b)

-------------------------------------------------------------------------------
LIBERTY LARGE CAP CORE FUND  PROSPECTUS, DECEMBER 9, 2002
-------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal .....................................................         2
Principal Investment Strategies .....................................         2
Principal Investment Risks ..........................................         2
Performance History .................................................         3
Your Expenses .......................................................         6

YOUR ACCOUNT                                                                  8
-------------------------------------------------------------------------------
How to Buy Shares ...................................................         8
Sales Charges .......................................................         9
How to Exchange Shares ..............................................        13
How to Sell Shares ..................................................        13
Fund Policy on Trading of Fund Shares ...............................        14
Distribution and Service Fees .......................................        14
Other Information About Your Account ................................        15

MANAGING THE FUND                                                            17
-------------------------------------------------------------------------------
Investment Advisor ..................................................        17
Portfolio Manager ...................................................        17

FINANCIAL HIGHLIGHTS                                                         18
-------------------------------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

-------------------------------------------------------------------------------
  A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.
-------------------------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class A shares, excluding sales charges.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations.(1) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(2)

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large- capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
-------------------------------------------------------------------------------

                1994                           4.83%
                1995                          29.34%
                1996                          19.85%
                1997                          29.19%
                1998                          15.86%
                1999                           6.98%
                2000                           3.86%
                2001                          -5.85%

The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 1998, +20.82%
-30.17%.                                Worst quarter: 3rd quarter 2001, -13.65%

(1) The calendar year total returns shown for Class A shares include the returns of Prime A Shares of the Galaxy Growth and Income Fund (the Galaxy
    Fund), the predecessor to the Fund, for periods prior to the date of this prospectus. The returns shown for Class A shares also include the returns of Retail A Shares for periods prior to the inception of Prime A Shares of the Galaxy Fund (October 31, 1998). Class A shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A shares exceed expenses paid by Retail A Shares.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
-------------------------------------------------------------------------------

                                                                       LIFE OF
                                            1 YEAR       5 YEARS       THE FUND
Class A (%)
  Return Before Taxes                       -11.29        8.09          11.60
  Return After Taxes on Distributions       -11.90        6.00           9.14
  Return After Taxes on Distributions
  and Sale of Fund Shares                   - 6.35        6.24           8.84
--------------------------------------------------------------------------------
Class B (%)(3)
  Return Before Taxes                       -11.08        8.57          12.04
  Return After Taxes on Distributions       -11.68        6.54           9.63
  Return After Taxes on Distributions
  and Sale of Fund Shares                   - 6.18        6.71           9.28
--------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                       - 7.57        8.47          11.73
  Return After Taxes on Distributions       - 8.17        6.57           9.41
  Return After Taxes on Distributions
  and Sale of Fund Shares                   - 4.04        6.69           9.07
--------------------------------------------------------------------------------
S&P 500 Index (%)                           -11.88       10.70          13.56(3)
--------------------------------------------------------------------------------

(2) The average annual total returns shown include the returns of Prime A Shares (for Class A shares) and Prime B Shares (for Class B shares) of the Galaxy Fund for periods prior to the date of this prospectus. The returns shown for Class A shares and Class B shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class A shares and Class B shares, respectively) for periods prior to the inception of Prime A and Prime B Shares (October 31, 1998). Class A and Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class A and Class B shares exceed expenses paid by Retail A Shares. The returns shown for Class C shares for periods prior to the date of this prospectus include the returns of Retail B Shares of the Galaxy Fund (adjusted to reflect the sales charge applicable to Class C shares). The returns shown for Class C shares also include the returns of Retail A Shares of the Galaxy Fund (adjusted to reflect the sales charges applicable to Class C shares) for periods prior to the inception of Retail B Shares (March 4, 1998). Class C shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class C shares exceed expenses paid by Retail A and Retail B Shares. Class C shares were initially offered on December 9, 2002.

(3) Performance information is from January 31, 1993.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

-------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                              CLASS A      CLASS B      CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)        5.75         0.00         0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)  1.00(5)      5.00         1.00
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                 (6)          (6)          (6)

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

                                              CLASS A      CLASS B      CLASS C
Management fee(7) (%)                          0.75         0.75         0.75
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)      0.25(8)      1.00         1.00
-------------------------------------------------------------------------------
Other expenses(9) (%)                          0.22         0.25         0.25
-------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)    1.22         2.00         2.00

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(6) There is a $7.50 charge for wiring sale proceeds to your bank.

(7) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the management fee for each share class would be 0.73% and total annual fund operating expenses for Class A, B and C shares would be 1.20%, 1.98% and 1.98%, respectively. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which time this arrangement may be modified or terminated by the advisor at any time.

(8) The Fund may pay distribution and service (12b-1) fees of up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.

(9) Other expenses have been restated to reflect current contractual arrangements.

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

CLASS                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
Class A                            $692        $940        $1,207        $1,967
--------------------------------------------------------------------------------
Class B: did not sell your shares  $203        $627        $1,078        $2,126
         sold all your shares at
         the end of the period     $703        $927        $1,278        $2,126
--------------------------------------------------------------------------------
Class C: did not sell your shares  $203        $627        $1,078        $2,327
         sold all your shares at
         the end of the period     $303        $627        $1,078        $2,327

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

-------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ................................................    $1,000
  Subsequent Investments ............................................       $50
  Automatic Investment Plan* ........................................       $50
  Retirement Plan* ..................................................       $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic investment plan    You can make monthly or quarterly investments automatically from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You can purchase shares for your account by exchanging $100 or more each month from another fund for
averaging                    shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.

SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B AND
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers additional classes of shares, Class T, G and Z shares, exclusively to certain institutional and other investors. These shares are made available through separate prospectuses provided to eligible institutional and other investors.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CLASS A SALES CHARGES
-------------------------------------------------------------------------------

                                                                   % OF OFFERING
                                 AS A % OF                             PRICE
                                 THE PUBLIC        AS A %           RETAINED BY
                                  OFFERING         OF YOUR           FINANCIAL
AMOUNT OF PURCHASE                 PRICE         INVESTMENT        ADVISOR FIRM
Less than $50,000                   5.75            6.10               5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000       4.50            4.71               3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000      3.50            3.63               2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000      2.50            2.56               2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000    2.00            2.04               1.75
--------------------------------------------------------------------------------
$1,000,000 or more                  0.00            0.00               0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %
First $3 million                                                       1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                     0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                    0.50
-------------------------------------------------------------------------------
$25 million or more                                                    0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

-------------------------------------------------------------------------------
UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are made at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    3.00
-------------------------------------------------------------------------------
Through fourth year                                                   3.00
-------------------------------------------------------------------------------
Through fifth year                                                    2.00
-------------------------------------------------------------------------------
Through sixth year                                                    1.00
-------------------------------------------------------------------------------
Longer than six years                                                 0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                   3.00
------------------------------------------------------------------------------
Through second year                                                  2.00
------------------------------------------------------------------------------
Through third year                                                   1.00
------------------------------------------------------------------------------
Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

-------------------------------------------------------------------------------
CLASS B SALES CHARGES
-------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD
Through first year                                                   3.00
------------------------------------------------------------------------------
Through second year                                                  2.00
------------------------------------------------------------------------------
Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

Please see the Statement of Additional Information for the CDSCs and conversion schedule applicable to Class B shares received by Galaxy Fund Prime B shareholders in connection with the reorganization of the Galaxy Fund into the Fund.

CLASS C SHARES Your purchases of Class C shares are made at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

-------------------------------------------------------------------------------
CLASS C SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    1.00
-------------------------------------------------------------------------------
Longer than one year                                                  0.00

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into the same share class
                             (and, in some cases, certain other classes) of another fund distributed by Liberty Funds Distributor,
                             Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees currently limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net
                             short-term capital gains, which are gains on sales
                             of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER
-------------------------------------------------------------------------------
GREGORY M. MILLER, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information shown for Class A and Class B shares includes that of the Prime A Shares and Prime B Shares, respectively, of the Galaxy Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the three years ended October 31, 2001, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                                                       APRIL 30, 2002         2001         2000           1999
                                                                        (UNAUDITED)
                                                                          CLASS A           CLASS A       CLASS A        CLASS A
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                 12.74             16.41         16.00          14.88
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                          (0.01)             0.02          0.04           0.11(a)
  Net realized and unrealized gain (loss)                                   0.24             (2.38)         1.34           2.03
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                          0.23             (2.36)         1.38           2.14
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                               (0.01)            (0.03)        (0.06)         (0.11)
  In excess of net investment income                                       (e)                  --            --             --
  From net realized capital gains                                          (0.44)            (1.28)        (0.91)         (0.91)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                             (0.45)            (1.31)        (0.97)         (1.02)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                       12.52             12.74         16.41          16.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                      1.58(g)         (15.34)         9.27          14.81
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                                 1.41(f)           1.22          1.24           1.30
  Expenses (including reimbursement/waiver)                                 1.28(f)           1.19          1.14           1.15
  Net investment income (including reimbursement/waiver)                    0.08(f)           0.22          0.30           0.66
Portfolio turnover rate (%)                                                    4(g)             19            42             20

NET ASSETS, END OF PERIOD (000'S) ($)                                         24                60           156            150

(a) Per share data was calculated using the weighted average shares outstanding method during the period.
(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class A shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $0.01, $0.02, $0.03 and
      $0.09(a), respectively.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the advisor not waived a portion of the expenses, total return would have been lower.
(e)   Distributions in excess of net investment income were less than $0.005.
(f)   Annualized.
(g)   Not annualized.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED          YEAR ENDED OCTOBER 31,
                                                                       APRIL 30, 2002          2001         2000          1999
                                                                        (UNAUDITED)
                                                                          CLASS B            CLASS B       CLASS B       CLASS B
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                 12.59              16.32         15.97         14.88
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                                   (0.04)             (0.07)        (0.07)        (0.01)(a)
  Net realized and unrealized gain (loss)                                   0.23              (2.38)         1.33          2.03
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                          0.19              (2.45)         1.26          2.02
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                                  --                 --            --         (0.02)
  From net realized capital gains                                          (0.44)             (1.28)        (0.91)        (0.91)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders                             (0.44)             (1.28)        (0.91)        (0.93)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                       12.34              12.59         16.32         15.97
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                      1.28(f)          (15.95)         8.38         13.98
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)                                 2.03(e)            2.00          2.07          2.17
  Expenses (including reimbursement/waiver)                                 2.01(e)            1.96          1.89          1.90
  Net investment income (including reimbursement/waiver)                   (0.65)(e)          (0.55)        (0.45)        (0.09)
Portfolio turnover rate (%)                                                    4(f)              19            42            20

NET ASSETS, END OF PERIOD (000'S) ($)                                        110                109           129           129

(a) Per share data was calculated using the weighted average shares outstanding method during the period.
(b) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class B shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000 and 1999 was $(0.05), $(0.07), $(0.10),
      $(0.05)(c), respectively.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the advisor not waived a portion of the expenses, total return would have been lower.
(e)   Annualized.
(f)   Not annualized.

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

- Liberty Large Cap Core Fund (formerly named Galaxy Growth and Income Fund)

------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                               701-01/837L-1102

------------------------------------------------------------------------------
LIBERTY LARGE CAP CORE FUND  PROSPECTUS, DECEMBER 9, 2002
-------------------------------------------------------------------------------

CLASS T AND G SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goal .......................................................       2
Principal Investment Strategies .......................................       2
Principal Investment Risks ............................................       2
Performance History ...................................................       3
Your Expenses .........................................................       5

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------
How to Buy Shares .....................................................       7
Sales Charges .........................................................       8
How to Exchange Shares ................................................      10
How to Sell Shares ....................................................      10
Fund Policy on Trading of Fund Shares .................................      11
Distribution and Service Fees .........................................      11
Other Information About Your Account ..................................      12

MANAGING THE FUND                                                            14
-------------------------------------------------------------------------------
Investment Advisor ....................................................      14
Portfolio Manager .....................................................      14

FINANCIAL HIGHLIGHTS                                                         15
-------------------------------------------------------------------------------

Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Liberty Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOAL
-------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

-------------------------------------------------------------------------------
  A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.
-------------------------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class T shares, excluding sales charges.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class
T and G shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

-------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each complete calendar year since the Fund commenced operations.(1) They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.(2)

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large- capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)
-------------------------------------------------------------------------------

                1994                           4.83%
                1995                          29.34%
                1996                          19.85%
                1997                          29.19%
                1998                          15.71%
                1999                           6.86%
                2000                           3.65%
                2001                          -5.95%

The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was          Best quarter: 4th quarter 1998, +20.66%
-30.21%.                                Worst quarter: 3rd quarter 2001, -13.68%

(1) The calendar year total returns shown for Class T shares include the returns of Retail A Shares of the Galaxy Growth and Income Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to the date of this prospectus.

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
-------------------------------------------------------------------------------

                                                                     LIFE OF
                                         1 YEAR        5 YEARS       THE FUND
Class T (%)
  Return Before Taxes                    -11.34          7.97         11.53
  Return After Taxes on Distributions    -11.92          5.91          9.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                 -6.38          6.15          8.79
------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                    -11.18          8.03         11.73
  Return After Taxes on Distributions    -11.78          6.10          9.41
  Return After Taxes on Distributions
  and Sale of Fund Shares                 -6.24          6.32          9.07
------------------------------------------------------------------------------
S&P 500 Index (%)                        -11.88         10.70         13.56(3)
------------------------------------------------------------------------------

(2) The average annual total returns shown include the returns of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to the date of this prospectus. The returns shown for Class G shares also include the returns of Retail A Shares for periods prior to the inception of Retail B Shares of the Galaxy Fund (March 4, 1996). Retail A Shares were initially offered on February 12, 1993. Class G shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities, although the returns would have been lower to the extent that expenses for Class G shares exceed expenses paid by Retail A Shares.

(3)   Performance information is from January 31, 1993.

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

     --------------------------------------------------------------------

  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class G shares convert to Class T shares after eight years

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

                                                          CLASS T     CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                    5.75        0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)              1.00(5)     5.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)         (6)         (6)

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 18 months of purchase.

(6)   There is a $7.50 charge for wiring sale proceeds to your bank.

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

                                                       CLASS T       CLASS G
Management fee(7) (%)                                   0.75          0.75
------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)               0.00          0.95(8)
------------------------------------------------------------------------------
Other expenses (%)(11)                                  0.62(9)       0.35(10)
------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)             1.37          2.05(10)

-------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

CLASS                                 1 YEAR     3 YEARS   5 YEARS      10 YEARS
Class T                                $706        $984     $1,282       $2,127
--------------------------------------------------------------------------------
Class G: did not sell your shares      $208        $643     $1,103       $2,205
         sold all your shares at
         the end of the period         $708      $1,043     $1,403       $2,205

(7) The Fund's advisor has voluntarily agreed to waive a portion of the management fee for each share class. As a result, the management fee for each share class would be 0.73% and total annual fund operating expenses for Class T and G shares would be 1.35% and 1.97%, respectively, taking into account the reimbursement of certain other expenses for Class G shares described in footnote 10. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which time this arrangement may be modified or terminated by the advisor at any time.

(8) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.

(9) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of such Fund's daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but will limit such fees to an aggregate fee of not more than 0.30% during the current fiscal year.

(10) The advisor and/or its affiliates have agreed to reimburse 0.06% of other expenses for Class G shares. As a result other expenses for Class G shares would be 0.29% and the total annual fund operating expenses for Class G shares would be 1.97%, taking into account the management fee waiver described in footnote 7. The advisor has agreed to continue the reimbursement for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which time this arrangement may be modified or terminated by the advisor at any time.

(11) Other expenses have been restated to reflect current contractual arrangements.

-------------------------------------------------------------------------------
YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW TO BUY SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.

-------------------------------------------------------------------------------

  INVESTMENT MINIMUMS
  Initial Investment ..................................................  $1,000

  Subsequent Investments ..............................................     $50

  Automatic Investment Plan* ..........................................     $50

  Retirement Plan* ....................................................     $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging Class T or Class G shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of the
diversification              Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
-------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

-------------------------------------------------------------------------------
CLASS T SALES CHARGES
-------------------------------------------------------------------------------

                                                                 % OF OFFERING
                                    AS A % OF                        PRICE
                                    THE PUBLIC       AS A %       RETAINED BY
                                     OFFERING        OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                    PRICE        INVESTMENT    ADVISOR FIRM
Less than $50,000                      5.75           6.10           5.00
------------------------------------------------------------------------------
$50,000 to less than $100,000          4.50           4.71           3.75
------------------------------------------------------------------------------
$100,000 to less than $250,000         3.50           3.63           2.75
------------------------------------------------------------------------------
$250,000 to less than $500,000         2.50           2.56           2.00
------------------------------------------------------------------------------
$500,000 to less than $1,000,000       2.00           2.04           1.75
------------------------------------------------------------------------------
$1,000,000 or more                     0.00           0.00           0.00

Class T shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                   COMMISSION %
First $3 million                                                       1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                     0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                    0.50
-------------------------------------------------------------------------------
$25 million or more                                                    0.25

The commission to financial advisors for Class T share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

-------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class T and G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. Ask your financial advisor or the Fund's distributor, or consult the SAI, for other instances in which the CDSC is waived. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.
-------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class T shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS G SHARES Your purchases of Class G shares are made at Class G's net asset value. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up- front commission on sales of Class G shares as described in the chart below.

-------------------------------------------------------------------------------
CLASS G SALES CHARGES
-------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                    5.00
-------------------------------------------------------------------------------
Through second year                                                   4.00
-------------------------------------------------------------------------------
Through third year                                                    4.00
-------------------------------------------------------------------------------
Through fourth year                                                   4.00
-------------------------------------------------------------------------------
Through fifth year                                                    3.00
-------------------------------------------------------------------------------
Through sixth year                                                    2.00
-------------------------------------------------------------------------------
Through seventh year                                                  1.00
-------------------------------------------------------------------------------
Longer than seven years                                               0.00

Commission to financial advisors is 4.00%.

Class G shares will automatically convert to Class T shares eight years after purchase.

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class T and Class G shares, once exchanged for Class A or Class B shares, may not be further exchanged for Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into the same share class
                             (or Class A and Class B shares, for Class T and Class G shares, respectively) of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fees for shareholder liaison services and administrative support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% for Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after a certain number of years, eliminating a portion of these fees upon conversion. Conversion may occur six or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class G shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net
                             short-term capital gains, which are gains on sales
                             of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

-------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
-------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

-------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record
o send the check to a third party address
o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER
-------------------------------------------------------------------------------
GREGORY M. MILLER, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Information shown includes that of Retail A Shares (for Class T shares) and Retail B Shares (for Class G shares) of the Galaxy Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998 has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2002     2001          2000          1999        1998        1997
                                                      (UNAUDITED)
                                                        CLASS T       CLASS T       CLASS T       CLASS T     CLASS T     CLASS T
NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.70         16.37         15.98         14.87       16.24       13.78
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                (d)           0.02          0.02          0.08(e)     0.12        0.18
  Net realized and unrealized gain (loss)                 0.24         (2.39)         1.33          2.02        1.32        3.67
--------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.24         (2.37)         1.35          2.10        1.44        3.85
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                             (0.01)        (0.02)        (0.05)        (0.08)      (0.13)      (0.20)
  In excess of net investment income                       --           (d)           (d)            --          --          --
  From net realized capital gains                        (0.44)        (1.28)        (0.91)        (0.91)      (2.68)      (1.19)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders           (0.45)        (1.30)        (0.96)        (0.99)      (2.81)      (1.39)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     12.49         12.70         16.37         15.98       14.87       16.24
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (b)(c)                                   1.64(g)     (15.46)         9.06         14.56        9.93       30.10
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)               1.36(f)       1.36          1.37          1.38        1.35        1.45
  Expenses (including reimbursement/waiver)               1.33(f)       1.34          1.28          1.28        1.28        1.27
  Net investment income (including reimbursement/
  waiver)                                                 0.03(f)       0.07          0.16          0.53        0.75        1.18
Portfolio turnover rate (%)                                  4(g)         19            42            20          38          93

NET ASSETS, END OF PERIOD (000'S) ($)                  248,758       259,884       217,423       232,110     214,110     141,884

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class T shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.00(d), $0.02, $0.01,
      $0.07(d), $0.10 and $0.18, respectively.

(b) Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Net investment income per share and dividends in excess of net investment income were less than $0.005.

(e) Per share data was calculated using the weighted average shares outstanding method during the period.

(f)   Annualized.

(g)   Not annualized.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                    APRIL 30, 2002    2001          2000          1999         1998        1997
                                                     (UNAUDITED)
                                                       CLASS G       CLASS G       CLASS G       CLASS G      CLASS G     CLASS G
NET ASSET VALUE -- BEGINNING OF PERIOD ($)              12.50         16.23         15.90         14.83        16.23       13.77
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                       (0.05)        (0.09)        (0.10)        (0.04)(d)     (e)         0.10
  Net realized and unrealized gain (loss)                0.24         (2.36)         1.34          2.02         1.31        3.65
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       0.19         (2.45)         1.24          1.98         1.31        3.75
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                               --            --            --            --        (0.03)      (0.10)
  From net realized capital gains                       (0.44)        (1.28)        (0.91)        (0.91)       (2.68)      (1.19)
--------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders          (0.44)        (1.28)        (0.91)        (0.91)       (2.71)      (1.29)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                    12.25         12.50         16.23         15.90        14.83       16.23
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (b)                                     1.29(e)(g)  (16.11)         8.35         13.72(c)      9.09       29.11(c)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)              2.09(f)       2.05          2.04          2.04         2.02        2.28
  Expenses (including reimbursement/waiver)              2.07(f)       2.05          2.04          2.03         2.02        2.05
  Net investment income (including reimbursement/
  waiver)                                                0.71(f)      (0.64)        (0.60)        (0.22)        0.01        0.31
Portfolio turnover rate (%)                                 4(g)         19            42            20           38          93

NET ASSETS, END OF PERIOD (000'S) ($)                  47,266        48,512        61,857        62,366       53,216      35,178

(a) Net investment income (loss) per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class G shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $(0.05), $(0.09),
      $(0.10), $(0.04)(d), $0.00 and $0.08, respectively.

(b) Total return at net asset value assuming all distributions reinvested and no initial or contingent deferred sales charge.

(c) Had the advisor not waived a portion of the expenses, total return would have been lower.

(d) Per share data was calculated using the weighted average shares outstanding method during the period.

(e)   Net investment income per share was less than $0.005.

(f)   Annualized.

(g)   Not annualized.

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18

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                                                                              19

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Large Cap Core Fund (formerly named Galaxy Growth and Income Fund)

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                               701-01/839L-1102

-------------------------------------------------------------------------------
LIBERTY LARGE CAP CORE FUND  PROSPECTUS, DECEMBER 9, 2002
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Fleet Investment Advisors Inc.

-------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                     2
-------------------------------------------------------------------------------
Investment Goal ..........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2
Performance History ......................................................   3
Your Expenses ............................................................   5

YOUR ACCOUNT                                                                 6
-------------------------------------------------------------------------------
How to Buy Shares ........................................................   6
Eligible Investors .......................................................   6
Sales Charges ............................................................   7
How to Exchange Shares ...................................................   8
How to Sell Shares .......................................................   8
Fund Policy on Trading of Fund Shares ....................................   9
Other Information About Your Account .....................................   9

MANAGING THE FUND                                                           12
-------------------------------------------------------------------------------
Investment Advisor .......................................................  12
Portfolio Manager ........................................................  12

FINANCIAL HIGHLIGHTS                                                        13
-------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -
 Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, primarily common stocks, of U.S. companies with large market capitalizations (generally over $2 billion) that the Fund's investment advisor believes offer above-average growth and dividends. The advisor focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company.

--------------------------------------------------------------------------------
  A company's MARKET CAPITALIZATION is the price of a share of its stock, multiplied by the number of shares held by investors.
--------------------------------------------------------------------------------

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor believes that holding the security is no longer consistent with the Fund's investment goal. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's calendar year total returns for its Class Z shares.(1) The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations.(1)

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods.(2)

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
--------------------------------------------------------------------------------

   CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

                1993                           9.56%
                1994                           5.12%
                1995                          29.67%
                1996                          20.20%
                1997                          29.66%
                1998                          15.96%
                1999                           7.09%
                2000                           3.95%
                2001                          -5.56%


The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was -30.03%. Best quarter: 4th quarter 1998, +20.76%
                                        Worst quarter: 3rd quarter 2001, -13.65%

(1) The calendar year total returns shown include returns of Trust Shares of the Galaxy Growth and Income Fund (the Galaxy Fund), the predecessor to the Fund, for periods prior to the date of this prospectus, and returns of Trust Shares of a separate portfolio of the Shawmut Funds, the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
--------------------------------------------------------------------------------

                                                                    INCEPTION                                           LIFE OF
                                                                      DATE            1 YEAR           5 YEARS         THE FUND
Class Z (%)                                                         12/14/92
  Return Before Taxes                                                                  -5.56             9.59            12.35
  Return After Taxes on Distributions                                                  -6.29             7.41             9.84
  Return After Taxes on Distributions and Sale of Fund Shares                          -2.83             7.45             9.48
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                      N/A            -11.88            10.70            13.56(3)


(2) The average annual total returns shown include returns of Trust Shares of the Galaxy Fund for periods prior to the date of this prospectus, and returns of Trust Shares of a separate portfolio of the Shawmut Funds, the predecessor to the Galaxy Fund, for periods prior to December 4, 1995.

(3)   Performance information is from November 30, 1992.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%) (as a percentage of the
offering price)                                                            0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)      0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)     (5)

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee(6) (%)                                                      0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  0.00
--------------------------------------------------------------------------------
Other expenses(7) (%)                                                      0.22
--------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)                                0.97

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

       1 YEAR               3 YEARS            5 YEARS           10 YEARS
         $99                 $309               $536              $1,190

(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(5)   There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's advisor has voluntarily agreed to waive a portion of the management fee. As a result, the management fee would be 0.73% and total annual fund operating expenses would be 0.95%. The advisor has agreed to maintain this waiver for one year from the date of the acquisition of the Galaxy Fund by the Fund, after which the arrangement may be modified or terminated by the advisor at any time.

(7) Other expenses have been restated to reflect current contractual arrangements.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor firm or your payment has been received and your application is complete, including all necessary signatures.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your quarterly
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may purchase shares by electronically transferring money from your bank account to your Fund
transfer                     account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request.
                             Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You can make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You can purchase shares for your account by exchanging $100 or more each month from another fund for
cost averaging               shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o Any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;

o Any trustee or director (or family member) of any fund distributed by LFD; and

o Any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o Clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and

o Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o Any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;

o Investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


--------------------------------------------------------------------------------

  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.

  The Fund also offers five additional classes of shares -- Class A, B, C, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS
Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class
                             A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
-----------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares and request that the proceeds be electronically transferred to your bank. Proceeds
funds transfer               may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

-------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------
Dividends                    Represents interest and dividends earned from
                             securities held by the Fund, net of expenses
                             incurred by the Fund.
-------------------------------------------------------------------------------
Capital gains                Represents net long-term capital gains on sales of
                             securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Fleet Investment Advisors Inc. (Fleet), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. In its duties as investment advisor, Fleet runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Fleet has been an investment advisor since 1984. Fleet also provides investment management and advisory services to individual and institutional clients. As of December 31, 2001, Fleet and its affiliates managed over $166 billion in assets.

For the fiscal year or period ended October 31, 2001, aggregate advisory fees paid to Fleet by the Fund amounted to 0.75% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
GREGORY M. MILLER, a Vice President of Fleet, is the manager for the Fund and has managed the Fund since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined Fleet in 1985.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. The information shown includes that of Trust Shares of the Galaxy Fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which, for the fiscal years ended on and after October 31, 1999, have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for periods ended on or prior to October 31, 1998, has been audited by other independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                        APRIL 30, 2002    2001        2000        1999        1998        1997
                                                          (UNAUDITED)
                                                            CLASS Z      CLASS Z     CLASS Z     CLASS Z     CLASS Z     CLASS Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.77         16.43         16.02         14.90       16.28       13.80
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                                0.02          0.06          0.08          0.13(c)     0.15        0.22
  Net realized and unrealized gain (loss)                 0.24         (2.39)         1.32          2.02        1.31        3.68
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        0.26         (2.33)         1.40          2.15        1.46        3.90
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                             (0.03)        (0.05)        (0.08)        (0.12)      (0.16)      (0.23)
  In excess of net investment income                        --          (b)           (b)             --          --          --
  From net realized capital gains                        (0.44)        (1.28)        (0.91)        (0.91)      (2.68)      (1.19)
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders           (0.47)        (1.33)        (0.99)        (1.03)      (2.84)      (1.42)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     12.56         12.77         16.43         16.02       14.90       16.28
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                       1.82(e)(g)  (15.12)         9.38         14.85       10.10       30.43(e)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (excluding reimbursement/waiver)               0.98(f)       0.97          1.00          1.05        1.03        1.06
  Expenses (including reimbursement/waiver)               0.96(f)       0.97          1.00          1.05        1.03        1.03
  Net investment income (including reimbursement/waiver)  0.40(f)       0.44          0.44          0.76        1.00        1.44
Portfolio turnover rate (%)                                  4(g)         19            42            20          38          93

NET ASSETS, END OF PERIOD (000'S) ($)                  475,005       460,302       678,398       309,106     254,060     246,654

(a) Net investment income per share before reimbursement/waiver of fees by the advisor and/or its affiliates and/or the administrator for Class Z shares for the six months ended April 30, 2002 (unaudited) and the years ended October 31, 2001, 2000, 1999, 1998 and 1997 was $0.02, $0.06, $0.08,
      $0.13(c), $0.15 and $0.21, respectively.

(b) Dividends in excess of net investment income per share were less than $0.005.

(c) Per share data was calculated using the weighted average shares outstanding method during the period.

(d)   Total return at net asset value assuming all distributions reinvested.

(e) Had the advisor not waived a portion of the expenses, total return would have been lower.

(f)   Annualized.

(g)   Not annualized.

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                                                                              15

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments will be published in the Fund's semi-annual and annual reports to shareholders. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

o Liberty Large Cap Core Fund (formerly named Galaxy Growth and Income Fund)

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              701-01/838L-1102